POLEN GROWTH FUND
Portfolio of Investments
July 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 99.2%
Credit Services — 11.2%
Mastercard, Inc., Class A	529,672	$ 300,043,298
Visa, Inc., Class A	1,001,859	346,112,229
		646,155,527
Diagnostics & Research — 4.0%
IDEXX Laboratories, Inc.*	255,547	136,541,317
Thermo Fisher Scientific, Inc.	202,151	94,541,980
		231,083,297
Drug Manufacturers - General — 4.2%
Eli Lilly & Co.	323,446	239,372,681
Drug Manufacturers - Specialty & Generic — 3.8%
Zoetis, Inc.	1,509,753	220,106,890
Entertainment — 2.0%
Netflix, Inc.*	99,400	115,244,360
Financial Data & Stock Exchanges — 3.1%
MSCI, Inc.	323,459	181,576,944
Information Technology Services — 2.4%
Accenture PLC, Class A	523,161	139,736,303
Insurance Brokers — 2.7%
Aon PLC, Class A	431,799	153,595,222
Internet Content & Information — 4.3%
Alphabet, Inc., Class C	1,281,062	247,065,617
Internet Retail — 10.0%
Amazon.com, Inc.*	2,471,586	578,622,998
Medical Devices — 6.1%
Abbott Laboratories	1,876,870	236,842,225
Boston Scientific Corp.*	1,103,793	115,809,962
		352,652,187
Real Estate Services — 2.1%
CoStar Group, Inc.*	1,292,166	123,001,282
Restaurants — 2.7%
Starbucks Corp.	1,747,555	155,812,004
Software Application — 19.1%
Adobe, Inc.*	604,086	216,075,522
Intuit, Inc.	153,420	120,454,645
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Paycom Software, Inc.	475,487	$ 110,094,260
ServiceNow, Inc.*	222,416	209,764,978
Shopify, Inc., Class A*	2,511,630	306,946,302
Workday, Inc., Class A*	618,232	141,810,056
		1,105,145,763
Software Infrastructure — 18.5%
Microsoft Corp.	983,281	524,580,414
Oracle Corp.	2,153,387	546,465,019
		1,071,045,433
Travel Services — 3.0%
Airbnb, Inc., Class A*	1,300,822	172,241,841
TOTAL COMMON STOCKS (Cost $3,178,100,116)		5,732,458,349
SHORT-TERM INVESTMENT — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%(a)	53,269,326	53,269,326

TOTAL SHORT-TERM INVESTMENT (Cost $53,269,326)		53,269,326

TOTAL INVESTMENTS - 100.1% (Cost $3,231,369,442)		5,785,727,675
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(6,615,026)
NET ASSETS - 100.0%		$5,779,112,649

(a)	Rate disclosed is the 7-day yield at July 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
July 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.7%
Canada — 5.9%
Shopify, Inc., Class A*	171,201	$ 20,922,474
France — 1.1%
L'Oreal SA	9,235	4,086,335
Germany — 4.8%
SAP SE	48,866	13,973,516
Siemens Healthineers AG(a)	61,167	3,294,617
		17,268,133
Ireland — 2.7%
Accenture PLC, Class A	10,772	2,877,201
ICON PLC*	38,855	6,573,878
		9,451,079
Netherlands — 3.3%
Adyen NV(a)*	6,925	11,877,428
United Kingdom — 7.4%
Aon PLC, Class A	46,159	16,419,218
Sage Group PLC (The)	212,711	3,415,426
Willis Towers Watson PLC	21,158	6,681,908
		26,516,552
United States — 69.2%
Abbott Laboratories	107,331	13,544,099
Adobe, Inc.*	27,306	9,767,083
Airbnb, Inc., Class A*	49,241	6,520,001
Alphabet, Inc., Class C	53,877	10,390,718
Amazon.com, Inc.*	127,360	29,816,250
Automatic Data Processing, Inc.	10,387	3,214,777
Boston Scientific Corp.*	51,532	5,406,738
CoStar Group, Inc.*	117,711	11,204,910
Eli Lilly & Co.	11,157	8,256,961
IDEXX Laboratories, Inc.*	7,694	4,110,981
Mastercard, Inc., Class A	29,607	16,771,477
Microsoft Corp.	39,249	20,939,342
MSCI, Inc.	23,467	13,173,435
Oracle Corp.	115,046	29,195,223
Paycom Software, Inc.	73,093	16,923,953
ServiceNow, Inc.*	5,001	4,716,543
Starbucks Corp.	76,982	6,863,715
Visa, Inc., Class A	47,319	16,347,295
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Workday, Inc., Class A*	41,547	$ 9,530,051
Zoetis, Inc.	73,477	10,712,212
		247,405,764
Uruguay — 2.3%
MercadoLibre, Inc.*	3,457	8,206,538
TOTAL COMMON STOCKS (Cost $227,006,573)		345,734,303

SHORT-TERM INVESTMENT — 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%(b)	11,700,764	11,700,764
TOTAL SHORT-TERM INVESTMENT (Cost $11,700,764)		11,700,764

TOTAL INVESTMENTS - 100.0% (Cost $238,707,337)		357,435,067
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(25,784)
NET ASSETS - 100.0%		$357,409,283

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2025, these securities amounted to $15,172,045 or 4.25% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at July 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
July 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.3%
Brazil — 2.4%
NU Holdings Ltd., Class A*	283,249	$ 3,461,303
Canada — 4.7%
Shopify, Inc., Class A*	54,571	6,669,122
France — 8.8%
Dassault Systemes SE	97,949	3,217,748
Schneider Electric SE	20,553	5,318,981
Teleperformance SE	42,391	4,132,748
		12,669,477
Germany — 13.0%
adidas AG	23,444	4,480,830
SAP SE	39,501	11,295,540
Siemens Healthineers AG(a)	54,273	2,923,288
		18,699,658
India — 8.5%
HDFC Bank Ltd.	306,693	7,038,087
ICICI Bank Ltd.	172,133	2,898,601
MakeMyTrip Ltd.*	23,462	2,195,808
		12,132,496
Ireland — 5.7%
ICON PLC*	30,509	5,161,818
Medtronic PLC	33,730	3,043,795
		8,205,613
Israel — 2.5%
Monday.com Ltd.*	13,809	3,621,962
Japan — 3.3%
Tokyo Electron Ltd.	29,911	4,755,216
Luxembourg — 2.3%
Globant SA*	38,535	3,246,959
Netherlands — 7.7%
Adyen NV(a)*	3,211	5,507,353
ASML Holding NV	8,029	5,564,689
		11,072,042
Poland — 2.7%
InPost SA*	273,936	3,934,461
Singapore — 2.0%
Sea Ltd., ADR*	18,626	2,917,763
Spain — 1.6%
Amadeus IT Group SA	27,940	2,243,410
Sweden — 1.5%
Spotify Technology SA*	3,531	2,212,313
	Number of Shares	Value
COMMON STOCKS — (Continued)
Switzerland — 4.4%
Lonza Group AG	4,175	$ 2,909,846
On Holding AG, Class A*	71,273	3,461,729
		6,371,575
United Kingdom — 19.3%
Aon PLC, Class A	28,903	10,281,086
Sage Group PLC (The)	682,431	10,957,556
Willis Towers Watson PLC	20,232	6,389,468
		27,628,110
Uruguay — 5.9%
MercadoLibre, Inc.*	3,533	8,386,953
TOTAL COMMON STOCKS (Cost $110,955,186)		138,228,433

SHORT-TERM INVESTMENT — 3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%(b)	5,173,793	5,173,793
TOTAL SHORT-TERM INVESTMENT (Cost $5,173,793)		5,173,793

TOTAL INVESTMENTS - 99.9% (Cost $116,128,979)		143,402,226
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		168,370
NET ASSETS - 100.0%		$143,570,596

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2025, these securities amounted to $8,430,641 or 5.87% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at July 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 125.4%
Aerospace & Defense — 13.1%
Archer Aviation, Inc., Class A*	28,173	$ 282,575
BWX Technologies, Inc.	7,295	1,108,329
Kratos Defense & Security Solutions, Inc.*	11,829	694,362
VSE Corp.	9,325	1,459,736
		3,545,002
Airlines — 2.1%
SkyWest, Inc.*	4,886	566,581
Airports & Air Services — 5.9%
Corp. America Airports SA*	28,319	563,831
Joby Aviation, Inc.*	61,242	1,020,292
		1,584,123
Asset Management — 2.3%
Victory Capital Holdings, Inc., Class A	8,806	606,821
Auto & Truck Dealerships — 1.9%
OPENLANE, Inc.*	20,852	513,793
Auto Parts — 3.3%
Modine Manufacturing Co.*	6,657	895,766
Banks - Regional — 0.6%
Axos Financial, Inc.*	1,988	171,664
Biotechnology — 9.1%
Adaptive Biotechnologies Corp.*	19,892	203,694
ADMA Biologics, Inc.*	7,877	147,300
Axsome Therapeutics, Inc.*	1,364	138,282
Bridgebio Pharma, Inc.*	7,157	338,312
Corcept Therapeutics, Inc.*	5,131	344,649
Merus N.V.*	5,020	332,525
Mirum Pharmaceuticals, Inc.*	6,400	330,752
Protagonist Therapeutics, Inc.*	6,042	325,422
TG Therapeutics, Inc.*	8,358	296,709
		2,457,645
Building Materials — 1.6%
Loma Negra Cia Industrial Argentina SA, SP ADR*	38,019	442,541
Capital Markets — 1.1%
Marex Group PLC	7,764	299,535
Coking Coal — 0.3%
Ramaco Resources, Inc., Class A	3,542	72,080
Consulting Services — 1.3%
Huron Consulting Group, Inc.*	2,718	358,993
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diagnostics & Research — 5.9%
GeneDx Holdings Corp.*	13,901	$ 1,417,207
Guardant Health, Inc.*	4,302	176,296
		1,593,503
Education & Training Services — 1.8%
Stride, Inc.*	3,751	480,991
Electrical Equipment & Parts — 10.7%
Bloom Energy Corp., Class A*	38,595	1,443,067
Enovix Corp.*	26,720	358,048
Powell Industries, Inc.	4,627	1,097,062
		2,898,177
Engineering & Construction — 14.3%
Argan, Inc.	8,052	1,972,579
Construction Partners, Inc., Class A*	4,164	419,940
IES Holdings, Inc.*	3,062	1,081,100
Sterling Infrastructure, Inc.*	1,480	396,033
		3,869,652
Food Distribution — 0.3%
Chefs' Warehouse, Inc. (The)*	1,240	85,014
Grocery Stores — 0.8%
Sprouts Farmers Market, Inc.*	1,480	224,279
Health Information Services — 1.7%
HealthEquity, Inc.*	2,658	257,826
Phreesia, Inc.*	7,275	196,134
		453,960
Household & Personal Products — 1.4%
Hims & Hers Health, Inc.*	5,824	385,432
Insurance - Property & Casualty — 2.6%
HCI Group, Inc.	4,921	689,137
Integrated Freight & Logistics — 1.6%
Pitney Bowes, Inc.	38,714	439,791
Internet Retail — 1.1%
Wayfair, Inc., Class A*	4,686	307,589
Leisure — 3.2%
Life Time Group Holdings, Inc.*	13,696	393,349
Peloton Interactive, Inc., Class A*	67,496	481,922
		875,271
Medical Care Facilities — 1.9%
Brookdale Senior Living, Inc.*	66,462	515,081
Medical Devices — 2.4%
Alphatec Holdings, Inc.*	7,406	78,355
TransMedics Group, Inc.*	4,673	555,947
		634,302

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Medical Instruments & Supplies — 2.5%
Warby Parker, Inc., Class A*	27,734	$ 664,229
Metal Fabrication — 4.1%
Carpenter Technology Corp.	3,471	865,633
CompoSecure, Inc., Class A*	17,502	248,703
		1,114,336
Pollution & Treatment Controls — 1.0%
PureCycle Technologies, Inc.*	19,061	255,608
Rental & Leasing Services — 2.3%
FTAI Aviation Ltd.	4,467	614,704
Restaurants — 3.3%
Cheesecake Factory, Inc. (The)	6,639	424,298
Shake Shack, Inc., Class A*	3,888	467,882
		892,180
Scientific & Technical Instruments — 1.7%
Itron, Inc.*	3,647	454,197
Semiconductors — 2.6%
Credo Technology Group Holding Ltd.*	6,320	704,996
Software Application — 3.8%
Clear Secure, Inc., Class A	2,619	77,025
Commvault Systems, Inc.*	3,198	607,460
Dave, Inc.*	1,260	297,108
Life360, Inc.*	664	50,856
		1,032,449
Software Infrastructure — 3.2%
AvePoint, Inc.*	13,231	252,448
Oddity Tech Ltd., Class A*	8,716	610,730
		863,178
Specialty Industrial Machinery — 5.0%
Mirion Technologies, Inc.*	29,984	670,143
NuScale Power Corp.*	13,486	677,132
		1,347,275
Staffing & Employment Services — 0.9%
Barrett Business Services, Inc.	5,399	248,192
Telecom Services — 1.2%
Millicom International Cellular SA	7,742	310,841
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities - Independent Power Producers — 1.5%
Talen Energy Corp.*	1,067	$ 402,867
TOTAL COMMON STOCKS (Cost $30,264,014)		33,871,775
	Par Value
WARRANTS — 0.0%
Electrical Equipment & Parts — 0.0%
Enovix Corp., Strike Price: $8.75, 7/8/30*	$0(a)	1
TOTAL WARRANTS (Cost $1)		1
	Number of Shares
SHORT-TERM INVESTMENT — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%(b)	246,504	246,504

TOTAL SHORT-TERM INVESTMENT (Cost $246,504)		246,504

TOTAL INVESTMENTS - 126.3% (Cost $30,510,519)		34,118,280
LIABILITIES IN EXCESS OF OTHER ASSETS - (26.3)%		(7,097,346)
NET ASSETS - 100.0%		$27,020,934

(a)	Value is less than $1.
(b)	Rate disclosed is the 7-day yield at July 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments
July 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 93.9%
Brazil — 7.2%
NU Holdings Ltd., Class A*	20,724	$ 253,247
TOTVS SA	71,355	554,957
WEG SA	50,300	332,366
		1,140,570
China — 23.1%
ANTA Sports Products Ltd.	38,027	436,477
BYD Co. Ltd., Class H	32,400	473,068
Contemporary Amperex Technology Co. Ltd., Class A	12,900	472,292
Hefei Meiya Optoelectronic Technology, Inc., Class A	112,415	263,518
NetEase, Inc.	18,218	476,260
Shenzhen Inovance Technology Co. Ltd., Class A	44,900	393,780
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	10,400	333,597
Tencent Music Entertainment Group, ADR	37,757	792,519
		3,641,511
Hong Kong — 5.4%
AIA Group Ltd.	40,600	378,561
Hong Kong Exchanges & Clearing Ltd.	8,900	481,658
		860,219
Hungary — 2.4%
Wizz Air Holdings PLC(a)*	23,253	384,156
India — 5.4%
HDFC Bank Ltd.	31,080	713,233
Indian Hotels Co. Ltd. (The)	14,306	120,329
Saregama India Ltd.	3,613	19,870
		853,432
Indonesia — 2.6%
Bank Central Asia Tbk PT	835,247	418,622
Ireland — 3.2%
PDD Holdings, Inc., ADR*	4,480	508,256
Netherlands — 6.1%
Prosus NV	16,749	956,800
Poland — 6.4%
Dino Polska SA(a)*	36,410	480,180
InPost SA*	37,013	531,607
		1,011,787
	Number of Shares	Value
COMMON STOCKS — (Continued)
Singapore — 3.8%
Genting Singapore Ltd.	648,000	$ 365,526
Karooooo Ltd.	5,076	232,075
		597,601
South Korea — 2.8%
Hugel, Inc.*	1,828	441,241
Taiwan — 14.7%
Accton Technology Corp.	18,300	540,476
E Ink Holdings, Inc.	72,787	495,622
Taiwan Semiconductor Manufacturing Co. Ltd.	33,335	1,283,374
		2,319,472
Uruguay — 6.6%
Dlocal Ltd.	48,872	501,427
MercadoLibre, Inc.*	230	545,995
		1,047,422
Vietnam — 4.2%
FPT Corp.	95,685	378,826
Mobile World Investment Corp.	113,700	282,145
		660,971
TOTAL COMMON STOCKS (Cost $12,085,038)		14,842,060

SHORT-TERM INVESTMENT — 6.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%(b)	1,056,866	1,056,866
TOTAL SHORT-TERM INVESTMENT (Cost $1,056,866)		1,056,866

TOTAL INVESTMENTS - 100.6% (Cost $13,141,904)		15,898,926
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(101,785)
NET ASSETS - 100.0%		$15,797,141

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2025, these securities amounted to $864,336 or 5.47% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Rate disclosed is the 7-day yield at July 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments
July 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.5%
Aerospace & Defense — 12.9%
Archer Aviation, Inc., Class A*	3,554	$ 35,646
Axon Enterprise, Inc.*	43	32,486
BWX Technologies, Inc.	982	149,195
Curtiss-Wright Corp.	194	95,103
Embraer SA, SP ADR	2,153	123,970
		436,400
Airports & Air Services — 3.2%
Joby Aviation, Inc.*	6,552	109,156
Auto & Truck Dealerships — 4.1%
Carvana Co.*	358	139,681
Auto Parts — 3.4%
Allison Transmission Holdings, Inc.	288	25,940
Modine Manufacturing Co.*	657	88,406
		114,346
Banks - Regional — 3.2%
Grupo Financiero Galicia SA, ADR	1,375	69,396
Western Alliance Bancorp	516	40,021
		109,417
Biotechnology — 3.8%
Alnylam Pharmaceuticals, Inc.*	74	29,026
Ascendis Pharma A/S, ADR*	294	51,009
Bridgebio Pharma, Inc.*	622	29,402
Corcept Therapeutics, Inc.*	301	20,218
		129,655
Building Products & Equipment — 0.5%
Armstrong World Industries, Inc.	88	16,559
Credit Services — 4.6%
SoFi Technologies, Inc.*	6,836	154,357
Diagnostics & Research — 0.8%
Natera, Inc.*	200	26,732
Electrical Equipment & Parts — 4.7%
Acuity, Inc.	165	51,373
Bloom Energy Corp., Class A*	2,885	107,870
		159,243
Grocery Stores — 0.8%
Sprouts Farmers Market, Inc.*	179	27,126
Health Information Services — 2.7%
Doximity, Inc., Class A*	552	32,430
HealthEquity, Inc.*	166	16,102
Tempus AI, Inc.*	731	41,367
		89,899
	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology Services — 1.1%
Aurora Innovation, Inc.*	6,257	$ 36,353
Internet Content & Information — 0.7%
Match Group, Inc.	239	8,191
Zillow Group, Inc., Class C*	208	16,546
		24,737
Internet Retail — 2.2%
Chewy, Inc., Class A*	638	23,415
Wayfair, Inc., Class A*	764	50,149
		73,564
Leisure — 3.9%
Life Time Group Holdings, Inc.*	2,383	68,440
Planet Fitness, Inc., Class A*	581	63,439
		131,879
Oil & Gas E&P — 1.4%
Vista Energy SAB de CV, ADR*	1,072	47,918
Oil & Gas Equipment & Services — 2.5%
TechnipFMC PLC	2,287	83,178
Oil & Gas Integrated — 1.0%
YPF SA, SP ADR*	1,018	34,144
Rental & Leasing Services — 1.7%
FTAI Aviation Ltd.	409	56,282
Security & Protection Services — 1.7%
ADT, Inc.	6,968	58,183
Semiconductors — 2.2%
Credo Technology Group Holding Ltd.*	653	72,842
Software Application — 8.2%
Appfolio, Inc., Class A*	64	17,113
Bentley Systems, Inc., Class B	633	36,702
Commvault Systems, Inc.*	316	60,024
Duolingo, Inc.*	44	15,248
Guidewire Software, Inc.*	100	22,622
Monday.com Ltd.*	166	43,540
Procore Technologies, Inc.*	337	24,139
ServiceTitan, Inc., Class A*	430	50,185
Unity Software, Inc.*	216	7,206
		276,779
Software Infrastructure — 10.4%
Affirm Holdings, Inc.*	1,430	98,041
Nutanix, Inc., Class A*	968	72,764
Rubrik, Inc., Class A*	88	8,356
Samsara, Inc., Class A*	1,488	56,589

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Infrastructure — (Continued)
Shift4 Payments, Inc., Class A*	301	$ 31,003
Twilio, Inc., Class A*	642	82,818
		349,571
Specialty Industrial Machinery — 2.8%
Gates Industrial Corp. PLC*	1,986	49,253
Middleby Corp. (The)*	14	2,033
Symbotic, Inc.*	789	42,566
		93,852
Specialty Retail — 0.5%
Williams-Sonoma, Inc.	93	17,396
Uranium — 3.4%
Cameco Corp.	1,507	112,919
Utilities - Independent Power Producers — 7.9%
NRG Energy, Inc.	660	110,352
Talen Energy Corp.*	301	113,649
Vistra Corp.	202	42,125
		266,126
Utilities - Renewable — 0.2%
Brookfield Renewable Corp.	222	8,132
TOTAL COMMON STOCKS (Cost $2,980,663)		3,256,426
	Number of Shares	Value
SHORT-TERM INVESTMENT — 3.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%(a)	99,520	$ 99,520

TOTAL SHORT-TERM INVESTMENT (Cost $99,520)		99,520

TOTAL INVESTMENTS - 99.5% (Cost $3,080,183)		3,355,946
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		18,156
NET ASSETS - 100.0%		$3,374,102

(a)	Rate disclosed is the 7-day yield at July 31, 2025.
†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System (“MGECS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EQUITY FUNDS
Notes to the Quarterly Portfolio of Investments
July 31, 2025
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation — The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund and Polen U.S. SMID Company Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities,

POLEN EQUITY FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The following is a summary of the inputs used, as of July 31, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 07/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Common Stocks*	$5,732,458,349	$5,732,458,349	$—	$—
Short-Term Investment	53,269,326	53,269,326	—	—
Total Assets	$5,785,727,675	$5,785,727,675	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Canada	$20,922,474	$20,922,474	$—	$—
France	4,086,335	—	4,086,335	—
Germany	17,268,133	—	17,268,133	—
Ireland	9,451,079	9,451,079	—	—
Netherlands	11,877,428	—	11,877,428	—
United Kingdom	26,516,552	23,101,126	3,415,426	—
United States	247,405,764	247,405,764	—	—
Uruguay	8,206,538	8,206,538	—	—
Short-Term Investment	11,700,764	11,700,764	—	—
Total Assets	$357,435,067	$320,787,745	$36,647,322	$—

POLEN EQUITY FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
Funds	Total Value at 07/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Assets
Common Stocks
Brazil	$3,461,303	$3,461,303	$—	$—
Canada	6,669,122	6,669,122	—	—
France	12,669,477	—	12,669,477	—
Germany	18,699,658	—	18,699,658	—
India	12,132,496	2,195,808	9,936,688	—
Ireland	8,205,613	8,205,613	—	—
Israel	3,621,962	3,621,962	—	—
Japan	4,755,216	—	4,755,216	—
Luxembourg	3,246,959	3,246,959	—	—
Netherlands	11,072,042	—	11,072,042	—
Poland	3,934,461	—	3,934,461	—
Singapore	2,917,763	2,917,763	—	—
Spain	2,243,410	—	2,243,410	—
Sweden	2,212,313	2,212,313	—	—
Switzerland	6,371,575	3,461,729	2,909,846	—
United Kingdom	27,628,110	16,670,554	10,957,556	—
Uruguay	8,386,953	8,386,953	—	—
Short-Term Investment	5,173,793	5,173,793	—	—
Total Assets	$143,402,226	$66,223,872	$77,178,354	$—
Polen U.S. Small Company Growth Fund
Assets
Common Stocks*	$33,871,775	$33,871,775	$—	$—
Warrants	1	1	—	—
Short-Term Investment	246,504	246,504	—	—
Total Assets	$34,118,280	$34,118,280	$—	$—

POLEN EQUITY FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
Funds	Total Value at 07/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$1,140,570	$1,140,570	$—	$—
China	3,641,511	792,519	2,848,992	—
Hong Kong	860,219	—	860,219	—
Hungary	384,156	—	384,156	—
India	853,432	—	853,432	—
Indonesia	418,622	—	418,622	—
Ireland	508,256	508,256	—	—
Netherlands	956,800	—	956,800	—
Poland	1,011,787	—	1,011,787	—
Singapore	597,601	232,075	365,526	—
South Korea	441,241	—	441,241	—
Taiwan	2,319,472	—	2,319,472	—
Uruguay	1,047,422	1,047,422	—	—
Vietnam	660,971	—	660,971	—
Short-Term Investment	1,056,866	1,056,866	—	—
Total Assets	$15,898,926	$4,777,708	$11,121,218	$—
Polen U.S. SMID Company Growth Fund
Assets
Common Stocks*	$3,256,426	$3,256,426	$—	$—
Short-Term Investment	99,520	99,520	—	—
Total Assets	$3,355,946	$3,355,946	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

POLEN EQUITY FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.